Condensed Financial Information of the Parent Company - Condensed Financial Information Of Parent Company (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common stock shares issued	99,044,776	99,044,776
Common stock, shares, outstanding	99,044,776	99,044,776
Parent Company [member]
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common stock shares issued	99,044,776	99,044,776
Common stock, shares, outstanding	99,044,776	99,044,776
Parent Company [member] | Series A convertible redeemable preferred shares [member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	31,343,284	31,343,284
Temporary Equity, Shares Issued	31,343,284	31,343,284
Temporary Equity, Shares Outstanding	31,343,284	31,343,284
Parent Company [member] | Series B 1 convertible redeemable preferred shares [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	21,735,721	0
Temporary Equity, Shares Issued	21,735,721	0
Temporary Equity, Shares Outstanding	21,735,721	0
Parent Company [member] | Series B 2 convertible redeemable preferred shares [member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	59,327,653	59,327,653
Temporary Equity, Shares Issued	59,327,653	59,327,653
Temporary Equity, Shares Outstanding	59,327,653	59,327,653
Parent Company [member] | Series C convertible redeemable preferred shares [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	61,364,562	0
Temporary Equity, Shares Issued	61,364,562	0
Temporary Equity, Shares Outstanding	61,364,562	0